Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For the three and six months ended June 30, 2025 and 2024, the bareboat revenues from our related parties consisted of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Bareboat Revenue - Perfomex	—	10.6	—	35.0
Total	—	10.6	—	35.0
The bareboat revenue for the three months ended June 30, 2024 consisted primarily of amortization of deferred revenue associated with the acceleration of amortization of the deferred performance fee associated with the jack-up rigs "Galar", "Odin" and "Njord" as a consequence of the termination of the bareboat charter agreements between Perfomex and the Company, effective April 1, 2024.
Perfomex provides onshore operational and technical support services to the Company for two rigs operating in Mexico. These expenses were recognized as "Rig operating and maintenance expenses" in the Unaudited Condensed Consolidated Statements of Operations and for the three and six months ended June 30, 2025 and 2024 consisted of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Onshore Operational and Technical Support - Perfomex	1.8	0.7	2.8	1.8
Total	1.8	0.7	2.8	1.8
Receivables: The balances with the joint ventures as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
(In $ millions)
Perfomex	6.4	85.1
Total	6.4	85.1
Expenses: The transactions with other related parties for the three and six months ended June 30, 2025 and 2024 consisted of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Front End Limited Company (1)	(0.4)	(0.8)	(0.8)	(2.2)
(1) Front End Limited Company ("Front End") owns 3% of Borr Arabia Well Drilling LLC, an entity that is consolidated by Borr Drilling Limited and incorporated in the Kingdom of Saudi Arabia (the "KSA"). Front End is a party to a Management Agreement with Borr Arabia Well Drilling LLC to provide management services in the KSA, for which it receives a management fee.